Schedule of remaining contractual obligations (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Short-term loans	$ 6,891	$ 4,734
Derivative liabilities	179
Long-term debt	65,391
Lease liabilities	11,072
Trade and other payable	14,635	$ 21,786
Total	98,168
Later than one year [member]
IfrsStatementLineItems [Line Items]
Short-term loans	6,891
Derivative liabilities	8
Long-term debt	13,613
Lease liabilities	1,520
Trade and other payable	14,635
Total	36,667
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Derivative liabilities
Long-term debt	6,149
Lease liabilities	1,093
Trade and other payable
Total	7,242
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Derivative liabilities
Long-term debt	18,133
Lease liabilities	2,001
Trade and other payable
Total	20,134
Later than five years [member]
IfrsStatementLineItems [Line Items]
Short-term loans
Derivative liabilities	171
Long-term debt	27,496
Lease liabilities	6,458
Trade and other payable
Total	$ 34,125